UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Frank, President

Manager Directed Portfolios

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1519

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Greenspring Income Opportunities Fund
Institutional Shares | GRIOX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Greenspring Income Opportunities Fund (the “Fund”) for the period of  October 1, 2024 through September 30, 2025. You can find additional information about the Fund at https://www.greenspringfunds.com/. You can also request this information by contacting us at (833) 574-7469.
This report describes changes to  the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended September 30, 2025, the Fund  returned 5.97%. In comparison, the Bloomberg U.S. Aggregate Bond Index gained 2.88%, while the ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index advanced 6.35% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
Fixed income markets were influenced primarily by several reductions in the Fed Funds Target Rate and continued volatility in the longer end of the U.S. Treasury yield curve. Although inflation remains above the Fed’s long-term target, softening labor market conditions prompted the Federal Reserve to shift to a more dovish policy stance at its meeting in September.
The Fund’s performance benefited from the continued strength of the high yield market, as corporate earnings remained resilient despite tariff-related volatility and credit spreads held firm. Meanwhile, volatility in the U.S. Treasury market resulted in a shift in the yield curve, with short-term yields declining and longer-term yields moving slightly higher. This yield curve shift weighed on longer-duration benchmarks, such as the Bloomberg U.S. Aggregate Bond Index, which underperformed in this environment.
Due in large part to its shorter duration profile and higher weighted-average coupon, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index during the year ended September 30, 2025.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including shareholder servicing fees, management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE  (Initial Investment of $10,000)
Greenspring Income Opportunities Fund	PAGE 1	TSR-AR-56170L745

AVERAGE ANNUAL TOTAL RETURN (%) (as of September 30, 2025)

	1 Year	Since Inception (12/15/2021)
Institutional Shares	5.97	4.88
Bloomberg U.S. Aggregate Bond Index	2.88	-0.33
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index	6.35	4.80
Visit https://www.greenspringfunds.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$379,748,529
Number of Holdings	141
Net Advisory Fee	$2,145,152
Portfolio Turnover	51%
Average Credit Quality	B1 / B+
Effective Duration	1.47 years
Weighted Average Maturity	2.49 years
30-Day SEC Yield	5.34%
30-Day SEC Yield Unsubsidized	5.35%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers*	(% of Net Assets)
American Axle & Manufacturing, Inc.	1.9%
Burford Capital Global Finance LLC	1.6%
Owens-Brockway Glass Container, Inc.	1.5%
Enova International, Inc.	1.4%
NESCO Holdings II, Inc.	1.4%
fuboTV, Inc.	1.4%
TreeHouse Foods, Inc.	1.3%
Magnera Corp.	1.3%
MasTec, Inc.	1.3%
Century Communities, Inc.	1.3%

Top Sectors	(% of Net Assets)
Industrials	15.7%
Consumer Discretionary	13.0%
Financials	12.7%
Materials	9.9%
Energy	9.0%
Information Technology	7.0%
Consumer Staples	6.1%
Communication Services	5.7%
Health Care	4.5%
Real Estate	4.1%
Utilities	2.2%
Cash & Other	10.1%

Credit Breakdown**	(% of Net Assets)
BBB	3.5%
BB	38.0%
B	38.0%
CCC	4.6%
Not Rated	15.9%
*	The top 10 holdings excludes investments in money market funds.
**	Credit rating agencies Moody’s Investor Service (“Moody’s”) and Standards & Poor’s Corporation (“S&P”) rate the credit quality of debt issues. For reporting purposes, Corbyn Investment Management, Inc. (“Corbyn”), the Fund’s investment adviser, generally assigns a composite rating based on stated ratings from Nationally Recognized Statistical Ratings Organizations. For example, if Moody’s and S&P both provide ratings, Corbyn assigns the median rating. The credit breakdown excludes holdings classified as cash and cash equivalents.
Greenspring Income Opportunities Fund	PAGE 2	TSR-AR-56170L745

HOW HAS THE FUND CHANGED?
On June 30, 2025, the Trust, on behalf of the Fund, and Corbyn, entered into a new investment advisory agreement as a result of a change of control of Corbyn. Shareholders of the Fund approved the new investment advisory agreement at a special meeting of shareholders on June 17, 2025. The change of control did not impact the fees the Fund pays or the Fund’s operations.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 31, 2026 at  https://www.greenspringfunds.com/ or upon request at (833) 574-7469.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code above or visit https://www.greenspringfunds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (833) 574-7469, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Greenspring Income Opportunities Fund	PAGE 3	TSR-AR-56170L745

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that there are two audit committee financial experts serving on its audit committee. Gaylord B. Lyman and Scott C. Jones are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$18,800	$18,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,500	$3,500
(d) All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant as well as non-audit services provided to the registrant’s investment adviser and any entity controlled by or under the common control with the investment adviser that provides ongoing services to the registrant, relating to the operations and financial reporting of the registrant.

The percentage of fees billed by the registrant’s accountant applicable to non-audit services pursuant to waiver of the pre-approval requirement were as follows for the Greenspring Income Opportunities Fund:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by or under common control with the registrant’s investment adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$3,500	$3,500
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND
Core Financial Statements
September 30, 2025
This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund
Schedule of Investments
September 30, 2025

	Par	Value
CORPORATE BONDS - 78.9%
Communication Services - 4.3%
Cable & Satellite - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	$2,249,000	$2,247,783
5.13%, 05/01/2027(a)	554,000	550,720
		2,798,503
Media - 3.5%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(a)	4,775,000	4,114,290
Belo Corp., 7.75%, 06/01/2027	920,000	961,056
Getty Images, Inc., 9.75%, 03/01/2027(a)	3,905,000	3,709,839
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	2,484,000	2,482,394
Stagwell Global LLC, 5.63%, 08/15/2029(a)	2,020,000	1,963,953
TEGNA, Inc., 4.63%, 03/15/2028	133,000	130,925
		13,362,457
Total Communication Services		16,160,960
Consumer Discretionary - 11.9%
Apparel & Textiles - 1.2%
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	5,092,000	4,666,000
Auto Components - 2.4%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(a)	1,600,000	1,642,491
American Axle & Manufacturing, Inc., 6.88%, 07/01/2028	7,231,000	7,257,038
		8,899,529
Automotive Retail - 1.2%
Carvana Co., 9.00% 06/01/2030(a)	4,320,000	4,522,854
Casinos & Gaming - 0.2%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	672,391
Consumer Services - 2.1%
Graham Holdings Co., 5.75%, 06/01/2026(a)	1,935,000	1,936,417
Grand Canyon University
4.38%, 10/01/2026	150,000	147,225
5.13%, 10/01/2028	1,500,000	1,478,824
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028(a)	4,519,000	4,521,528
		8,083,994

	Par	Value
Homebuilding - 2.2%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	$1,500,000	$1,500,398
Century Communities, Inc., 6.75%, 06/01/2027	4,850,000	4,851,739
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	1,938,000	1,914,973
		8,267,110
Household Durables - 0.0%(b)
Whirlpool Corp., 6.13%, 06/15/2030	102,000	102,890
Leisure - 0.7%
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp.
5.38%, 04/15/2027	750,000	748,525
6.50%, 10/01/2028	2,000,000	2,010,486
		2,759,011
Lodging - 1.1%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	125,000	125,002
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,551,541
Travel + Leisure Co., 6.63%, 07/31/2026(a)	1,300,000	1,310,485
		3,987,028
Retail - 0.8%
Academy Ltd., 6.00%, 11/15/2027(a)	3,094,000	3,101,934
Total Consumer Discretionary		45,062,741
Consumer Staples - 5.1%
Food & Beverage - 2.7%
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	518,000	517,269
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 6.25%, 04/01/2029(a)	4,690,000	4,692,950
TreeHouse Foods, Inc., 4.00%, 09/01/2028	5,193,000	5,061,261
		10,271,480
Food & Staples Retailing - 2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028(a)	808,000	808,941
C&S Group Enterprises LLC, 5.00%, 12/15/2028(a)	4,029,000	3,649,333
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	3,820,000	3,831,539
		8,289,813

The accompanying notes are an integral part of these financial statements.

1

Greenspring Income Opportunities Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Household & Personal Products - 0.2%
Coty, Inc., 5.00%, 04/15/2026(a)	$841,000	$839,579
Total Consumer Staples		19,400,872
Energy - 9.0%
Energy Equipment & Services - 4.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027(a)	3,502,000	3,504,735
Borr IHC Ltd. / Borr Finance LLC, 10.00%, 11/15/2028(a)	3,293,902	3,279,963
Enerflex Ltd., 9.00%, 10/15/2027(a)	4,241,000	4,332,928
Kodiak Gas Services LLC, 7.25%, 02/15/2029(a)	250,000	259,596
Oceaneering International, Inc., 6.00%, 02/01/2028	3,248,000	3,300,481
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	1,964,000	1,964,786
		16,642,489
Energy Midstream - 1.4%
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	3,630,000	3,646,832
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 02/01/2028	1,867,000	1,881,580
		5,528,412
Exploration & Production - 3.2%
Greenfire Resources Ltd., 12.00%, 10/01/2028(a)	3,347,000	3,560,174
SM Energy Co., 6.75%, 09/15/2026	4,158,000	4,159,636
Strathcona Resources Ltd./Alberta, 6.88%, 08/01/2026(a)	3,380,000	3,384,634
Talos Production, Inc., 9.00%, 02/01/2029(a)	1,000,000	1,034,763
		12,139,207
Total Energy		34,310,108
Financials - 10.8%
Consumer Finance - 4.8%
Credit Acceptance Corp.
9.25%, 12/15/2028(a)	1,687,000	1,774,523
6.63%, 03/15/2030(a)	2,100,000	2,107,424
Enova International, Inc., 11.25%, 12/15/2028(a)	5,098,000	5,425,781
goeasy Ltd., 9.25%, 12/01/2028(a)	4,062,000	4,242,292

	Par	Value
PRA Group, Inc.
8.38%, 02/01/2028(a)	$2,900,000	$2,968,466
5.00%, 10/01/2029(a)	1,850,000	1,719,550
		18,238,036
Insurance - 1.6%
AmWINS Group, Inc., 4.88%, 06/30/2029(a)	2,857,000	2,778,578
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029(a)	2,719,000	2,839,859
Radian Group, Inc., 4.88%, 03/15/2027	517,000	518,605
		6,137,042
Investment Banking & Brokerage - 0.8%
Aretec Group, Inc., 7.50%, 04/01/2029(a)	3,135,000	3,152,565
Mortgage REITs - 2.0%
Arbor Realty Trust, Inc.
5.00%, 04/30/2026	1,970,000	1,950,895
4.50%, 09/01/2026(a)	2,000,000	1,960,399
Rithm Capital Corp., 8.00%, 04/01/2029(a)	3,650,000	3,738,830
		7,650,124
Specialty Finance - 1.6%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	3,335,000	3,343,651
9.25%, 07/01/2031(a)	2,500,000	2,659,540
		6,003,191
Total Financials		41,180,958
Health Care - 4.4%
Healthcare Equipment & Supplies - 1.2%
Owens & Minor, Inc., 4.50%, 03/31/2029(a)	3,512,000	2,822,042
Teleflex, Inc., 4.63%, 11/15/2027	1,605,000	1,591,532
		4,413,574
Healthcare Providers & Services - 1.7%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028(a)	2,949,000	2,926,653
AdaptHealth LLC, 6.13%, 08/01/2028(a)	3,622,000	3,616,174
		6,542,827
Life Sciences Tools & Services - 0.6%
Avantor Funding, Inc., 4.63%, 07/15/2028(a)	1,000,000	984,573
IQVIA, Inc., 5.00%, 10/15/2026(a)	1,395,000	1,394,546
		2,379,119

The accompanying notes are an integral part of these financial statements.

2

Greenspring Income Opportunities Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - 0.9%
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	$3,491,000	$3,375,736
Total Health Care		16,711,256
Industrials - 15.7%
Aerospace & Defense - 1.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029(a)	250,000	257,535
Bombardier, Inc., 7.88%, 04/15/2027(a)	1,008,000	1,013,037
Rolls-Royce PLC, 3.63%, 10/14/2025(a)	1,477,000	1,476,372
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(a)	3,170,000	3,490,309
		6,237,253
Building Products - 1.9%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(a)	1,624,000	1,621,363
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(a)	1,945,000	1,921,119
Griffon Corp., 5.75%, 03/01/2028	3,611,000	3,615,247
		7,157,729
Commercial Services & Supplies - 3.2%
Champions Financing, Inc., 8.75%, 02/15/2029(a)	4,820,000	4,659,005
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,648,387
Matthews International Corp., 8.63%, 10/01/2027(a)	3,450,000	3,567,976
RB Global Holdings, Inc., 6.75%, 03/15/2028(a)	1,432,000	1,465,790
		12,341,158
Engineering & Construction - 3.3%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029(a)	3,849,000	3,785,321
MasTec, Inc., 6.63%, 08/15/2029(a)	4,894,000	4,914,922
Pike Corp., 5.50%, 09/01/2028(a)	3,855,000	3,845,829
		12,546,072
Environmental Services - 0.2%
Clean Harbors, Inc., 4.88%, 07/15/2027(a)	900,000	899,997
Machinery - 1.4%
Gates Corp./DE, 6.88%, 07/01/2029(a)	500,000	519,450
Titan International, Inc., 7.00%, 04/30/2028	4,281,000	4,289,720

	Par	Value
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	$500,000	$517,512
		5,326,682
Professional Services - 0.8%
Camelot Finance SA, 4.50%, 11/01/2026(a)	2,966,000	2,957,684
Trading Companies & Distributors - 2.2%
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	1,639,000	1,636,126
7.00%, 06/15/2030(a)	700,000	727,679
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	5,458,000	5,349,222
WESCO Distribution, Inc., 7.25%, 06/15/2028(a)	650,000	658,999
		8,372,026
Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027(a)	350,000	356,192
XPO, Inc., 6.25%, 06/01/2028(a)	1,000,000	1,020,858
		1,377,050
Transport-Marine - 0.7%
Danaos Corp., 8.50%, 03/01/2028(a)	2,525,000	2,585,759
Total Industrials		59,801,410
Information Technology - 5.7%
Information Technology Services - 2.6%
CoreWeave, Inc., 9.25%, 06/01/2030(a)	3,300,000	3,412,213
KBR, Inc., 4.75%, 09/30/2028(a)	4,518,000	4,472,210
Unisys Corp., 10.63%, 01/15/2031(a)	2,000,000	2,132,560
		10,016,983
Software & Services - 2.9%
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026(a)	2,999,000	2,996,106
Gen Digital, Inc., 6.75%, 09/30/2027(a)	1,260,000	1,280,439
Open Text Corp., 3.88%, 02/15/2028(a)	2,000,000	1,947,113
Rocket Software, Inc., 9.00%, 11/28/2028(a)	4,500,000	4,645,472
		10,869,130
Technology Hardware & Equipment - 0.2%
Western Digital Corp., 4.75%, 02/15/2026	661,000	661,348
Total Information Technology		21,547,461

The accompanying notes are an integral part of these financial statements.

3

Greenspring Income Opportunities Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Materials - 9.9%
Chemicals - 3.6%
Avient Corp., 6.25%, 11/01/2031(a)	$500,000	$508,137
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/2027(a)	1,300,000	1,294,886
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,900,696
Magnera Corp., 4.75%, 11/15/2029(a)	5,560,000	4,927,233
Minerals Technologies, Inc., 5.00%, 07/01/2028(a)	3,880,000	3,805,584
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,000,000	997,149
		13,433,685
Metals & Mining - 3.4%
Algoma Steel, Inc., 9.13%, 04/15/2029(a)	3,500,000	2,985,746
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,083,954
ATI, Inc., 5.88%, 12/01/2027	1,318,000	1,321,647
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	3,125,000	3,187,253
Hecla Mining Co., 7.25%, 02/15/2028	554,000	559,455
Mineral Resources Ltd., 8.13%, 05/01/2027(a)	3,900,000	3,902,305
		13,040,360
Packaging & Containers - 2.6%
Berry Global, Inc., 4.88%, 07/15/2026(a)	315,000	315,052
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	515,946
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027(a)	3,299,000	3,335,464
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	5,702,000	5,696,298
		9,862,760
Pulp & Paper - 0.3%
Clearwater Paper Corp., 4.75%, 08/15/2028(a)	1,189,000	1,119,604
Total Materials		37,456,409
Real Estate - 1.0%
Real Estate Investment Trust - 1.0%
Iron Mountain, Inc., 4.88%, 09/15/2027(a)	1,913,000	1,905,359
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028(a)	1,250,000	1,290,462

	Par	Value
SBA Communications Corp., 3.88%, 02/15/2027	$696,000	$686,034
Total Real Estate		3,881,855
Utilities - 1.1%
Utilities - 1.1%
Vistra Operations Co. LLC
5.50%, 09/01/2026(a)	752,000	751,978
5.63%, 02/15/2027(a)	3,250,000	3,254,409
Total Utilities		4,006,387
TOTAL CORPORATE BONDS (Cost $296,495,671)		299,520,417
CONVERTIBLE BONDS - 11.0%
Communication Services - 1.4%
Media - 1.4%
fuboTV, Inc., 3.25%, 02/15/2026	5,194,000	5,142,060
Consumer Discretionary - 1.1%
Automobiles - 0.7%
Lucid Group, Inc., 1.25%, 12/15/2026(a)	2,950,000	2,750,875
Lodging - 0.4%
Marriott Vacations Worldwide Corp., 0.00%, 01/15/2026(c)	1,498,000	1,476,578
Total Consumer Discretionary		4,227,453
Consumer Staples - 1.0%
Food & Beverage - 1.0%
MGP Ingredients, Inc., 1.88%, 11/15/2041	4,000,000	3,833,225
Financials - 1.9%
Mortgage REITs - 1.9%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	4,500,000	4,432,500
PennyMac Corp.
5.50%, 03/15/2026	1,616,000	1,612,768
8.50%, 06/01/2029	1,224,000	1,265,004
Total Financials		7,310,272
Health Care - 0.1%
Healthcare Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026(c)	510,000	501,076
Information Technology - 1.3%
Internet Software & Services - 1.2%
Bandwidth, Inc., 0.50%, 04/01/2028	5,224,000	4,461,296

The accompanying notes are an integral part of these financial statements.

4

Greenspring Income Opportunities Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Software & Services - 0.1%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026(c)	$507,000	$478,836
Total Information Technology		4,940,132
Real Estate - 3.1%
Real Estate Investment Trust - 2.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	4,198,936
Summit Hotel Properties, Inc., 1.50%, 02/15/2026	4,025,000	3,962,613
		8,161,549
Real Estate Management & Services - 1.0%
Redfin Corp., 0.50%, 04/01/2027	4,000,000	3,714,000
Total Real Estate		11,875,549
Utilities - 1.1%
Utilities - 1.1%
XPLR Infrastructure LP, 0.00%, 11/15/2025(a)(c)	4,125,000	4,104,375
TOTAL CONVERTIBLE BONDS (Cost $41,522,540)		41,934,142

	Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 9.9%
First American Government Obligations Fund - Class X, 4.05%(d)	7,601,072	7,601,072
First American Treasury Obligations Fund - Class X, 4.02%(d)	15,005,793	15,005,793
Invesco Treasury Portfolio - Institutional Class, 3.99%(d)	15,005,792	15,005,792
TOTAL SHORT-TERM INVESTMENTS (Cost $37,612,657)		37,612,657
TOTAL INVESTMENTS - 99.8% (Cost $375,630,868)		$379,067,216
Other Assets in Excess of Liabilities - 0.2%		681,313
TOTAL NET ASSETS - 100.0%		$379,748,529

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities totaled $243,214,295 or 64.0% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

5

GREENSPRING INCOME OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

Assets:
Investments, at value	$379,067,216
Dividends receivable	171,525
Receivable for fund shares sold	86,359
Interest receivable	6,096,175
Prepaid expenses and other assets	20,696
Total assets	385,441,971
LIABILITIES:
Payable for investments purchased	2,938,823
Payable for capital shares redeemed	2,376,629
Payable to adviser	194,863
Payable for fund administration and accounting fees	61,129
Payable for distribution and shareholder servicing fees	34,431
Distributions payable	18,459
Payable for transfer agent fees and expenses	10,562
Payable for custodian fees	3,077
Payable for compliance fees	3,070
Payable for expenses and other liabilities	52,399
Total liabilities	5,693,442
NET ASSETS	$ 379,748,529
Net Assets Consists of:
Paid-in capital	$375,876,966
Total distributable earnings	3,871,563
Total net assets	$ 379,748,529
Institutional Shares
Net assets	$379,748,529
Shares issued and outstanding(a)	38,583,191
Net asset value per share	$9.84
Cost:
Investments, at cost	$375,630,868

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

Greenspring Income Opportunities Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

Investment income:
Interest income	$21,304,230
Dividend income	2,102,196
Other income	502,978
Total investment income	23,909,404
EXPENSES:
Investment advisory fees (Note 4)	2,092,290
Shareholder service costs - Institutional Shares (Note 5)	340,915
Fund administration and accounting fees (Note 4)	231,230
Transfer agent fees	45,645
Legal fees	41,539
Federal and state registration fees	41,195
Trustees’ fees	27,854
Audit fees	22,262
Custodian fees	18,996
Compliance fees	12,318
Reports to shareholders	10,398
Other expenses and fees	18,774
Total expenses	2,903,416
Expense recoupment by Advisor (Note 4)	52,862
Net expenses	2,956,278
Net investment income	20,953,126
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	502,518
Net change in unrealized depreciation on:
Investments	(810,050)
Net realized and unrealized loss	(307,532)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 20,645,594

The accompanying notes are an integral part of these financial statements.

7

Greenspring Income Opportunities Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$20,953,126	$14,393,887
Net realized gain	502,518	61,681
Net change in unrealized appreciation (depreciation)	(810,050)	6,750,475
Net increase in net assets from operations	20,645,594	21,206,043
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Shares	(20,953,106)	(14,393,854)
Total distributions to shareholders	(20,953,106)	(14,393,854)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Shares	176,450,617	190,632,143
Shares issued in reinvestment of distributions - Institutional Shares	20,844,753	14,322,536
Shares redeemed - Institutional Shares	(116,331,408)	(82,527,884)
Net increase in net assets from capital transactions	80,963,962	122,426,795
Net increase in net assets	80,656,450	129,238,984
NET ASSETS:
Beginning of the year	299,092,079	169,853,095
End of the year	$379,748,529	$299,092,079
SHARES TRANSACTIONS
Shares sold - Institutional Shares	17,992,055	19,594,886
Shares issued in reinvestment of distributions - Institutional Shares	2,126,040	1,467,883
Shares redeemed - Institutional Shares	(11,871,848)	(8,471,997)
Total increase in shares outstanding	8,246,247	12,590,772

The accompanying notes are an integral part of these financial statements.

8

GREENSPRING INCOME OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL SHARES
For a capital share outstanding throughout each year (period)

	Year Ended September 30,			December 15, 2021(a) Through September 30, 2022
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of year (period)	$9.86	$9.57	$9.37	$10.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.59	0.58	0.51	0.28
Net realized and unrealized gain (loss) on investments	(0.02)	0.29	0.20	(0.66)
Total from investment operations	0.57	0.87	0.71	(0.38)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(0.58)	(0.51)	(0.25)
Total distributions	(0.59)	(0.58)	(0.51)	(0.25)
Net asset value, end of year (period)	$9.84	$9.86	$9.57	$9.37
Total return	5.97%	9.29%	7.68%	(3.82)%(d)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (period) (in thousands)	$379,749	$299,092	$169,853	$93,283
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.83%	0.89%	0.95%	1.13%(c)
After expense reimbursement/recoupment	0.85%	0.85%	0.85%	0.85%(c)
Ratio of net investment income (loss) to average net assets	6.00%	5.93%	5.32%	3.38%(c)
Portfolio turnover rate	51%	54%	32%	34%(d)

(a)	The Fund commenced operations on December 15, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Annualized.
(d)	Not Annualized.
The accompanying notes are an integral part of these financial statements.

9

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025
NOTE 1 – ORGANIZATION
The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021. Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to provide investors with a high level of current income with the potential for capital appreciation.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period, as well as the prior two fiscal periods, are open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the year ended September 30, 2025.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

10

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.
F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2025, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Effective October 1, 2025, the Advisor has voluntarily agreed to waive its ability to recoup previously waived advisory fees or reimbursed expenses under the terms of the operating expense limitation agreement between the Advisor and the Fund. This decision has been evaluated by management and determined to have no impact on the financial statements as of September 30, 2025. Management has concluded that no additional recognition or disclosures other than what has been disclosed are necessary.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation methodologies applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Registered Investment Companies: Investments in mutual funds are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy. Exchange-traded funds are valued at the last reported sale price on the exchange on which that security is principally traded.

11

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$299,520,417	$—	$299,520,417
Convertible Bonds	—	41,934,142	—	41,934,142
Short-Term Investments	37,612,657	—	—	37,612,657
Total Investments	$37,612,657	$341,454,559	$—	$379,067,216

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
For the fiscal year ended September 30, 2025, the Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund. For the fiscal year ended September 30, 2025, the Fund incurred $2,092,290 in advisory fees. Net advisory fees payable on September 30, 2025, for the Fund were $194,863.
On June 30, 2025, the Trust, on behalf of the Fund, and the Advisor entered into a new investment advisory agreement as a result of a change of control of the Advisor. The investment advisory agreement was approved by shareholders of the Fund on June 17, 2025. There were no changes to the Advisor’s services or compensation paid by the Fund under the new investment advisory agreement.
The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement, the Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)) to 0.75% of the average daily net assets for the Institutional Shares.
For the fiscal year ended September 30, 2025, the Advisor recouped formerly waived advisory fees and reimbursed expenses in the amount of $52,862 for the Fund. The Fund’s operating expense limitation agreement will remain in effect through January 31, 2026 unless terminated sooner by, or with the consent of, the Board.
The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not

12

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon the Trust’s review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$136,988	09/30/2026
96,226	09/30/2027
$233,214

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant and transfer agent, and provides Chief Compliance Officer services to the Fund. For the fiscal year ended September 30, 2025, the Fund incurred the following expenses for administration, fund accounting, transfer agency, compliance, and custodian fees:

Fund administration and accounting	$231,230
Custodian	$18,996
Transfer agent	$45,645
Compliance	$12,318

At September 30, 2025, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees, and to U.S. Bank N.A. for custodian fees in the following amounts:

Fund administration and accounting	$61,129
Custodian	$3,077
Transfer agent	$10,562
Compliance	$3,070

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.
Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.
Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund, and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries

13

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
regarding the Fund, and providing such other services to shareholders as the Fund may reasonably request. For the fiscal year ended September 30, 2025, the Fund incurred, under the Agreement, shareholder servicing fees in the amount of $340,915. As of September 30, 2025, the Fund had a payable due for shareholder servicing fees in the amount of $34,431.
NOTE 6 – SECURITIES TRANSACTIONS
For the fiscal year ended September 30, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$224,515,047
Sales
Other	$147,569,708

There were no purchases or sales of long-term U.S. Government securities.
NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2025, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$375,651,445
Gross unrealized appreciation	5,423,776
Gross unrealized depreciation	(2,008,005)
Net unrealized appreciation	3,415,771
Undistributed ordinary income	95,387
Undistributed long-term capital gain	378,864
Total distributable earnings	474,251
Other accumulated gains/(losses)	(18,459)
Total accumulated earnings/(losses)	$3,871,563

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.
As of September 30, 2025, the Fund had no capital losses to offset future capital gains. During the fiscal year ended September 30, 2025, the Fund utilized a long-term capital loss carryover in the amount of $41,014 to reduce taxable income.
The tax character of distributions paid during the most recent fiscal years were as follows:

	Year Ended September 30,
	2025	2024
Ordinary Income	$20,953,106	$14,393,854

NOTE 8 – GUARANTEES AND INDEMNIFICATION
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

GREENSPRING INCOME OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
at September 30, 2025(Continued)
NOTE 9 – ADVISOR CHANGE OF CONTROL AND RESULTS OF SHAREHOLDER MEETING
On February 20, 2025, the Board of Trustees of the Trust approved a new investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, subject to shareholder approval. A special meeting of shareholders was held on June 17, 2025 to vote on the approval of a new advisory agreement following the change of control of the Advisor. All Fund shareholders of record as of March 31, 2025, were entitled to attend or submit proxies. As of the record date, the Fund had 36,266,796 shares outstanding. The results of the voting for the proposals were as follows:
Proposal 1: Approval of an investment advisory agreement between the Advisor and the Trust, on behalf of the Fund.
Of the 18,255,696 shares of the Fund present in person or by proxy at the meeting, 15,744,818 shares voted in favor of the Advisory Agreement; 139,360 shares voted against the Advisory Agreement; and 2,371,518 shares withheld from voting for the Advisory Agreement. Accordingly, the Advisory Agreement was approved.
Proposal 2: To approve one or more adjournments of the Special Meeting to a later date to solicit additional proxies.
Of the 18,255,696 shares of the Fund present in person or by proxy at the meeting, 15,611,309 shares voted in favor of proposal 2; 260,407 shares voted against proposal 2; and 2,383,979 shares withheld from voting on the proposal 2.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, National Financial Services LLC held 56% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 38% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.
NOTE 11 – SEGMENT REPORTING
The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the portfolio management team of the Advisor. This team serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

15

GREENSPRING INCOME OPPORTUNITIES FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Greenspring Income Opportunities Fund and
Board of Trustees of Manager Directed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Greenspring Income Opportunities Fund (the “Fund”), a series of Manager Directed Portfolios, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the period December 15, 2021 (commencement of operations) through September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

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GREENSPRING INCOME OPPORTUNITIES FUND
Approval of the Investment Advisory Agreement (Unaudited)
The Board of Trustees of Manager Directed Portfolios (the “Board” or “Trustees”), met in person at a meeting held on February 20, 2025, to consider the approval of a new investment advisory agreement between the Trust, on behalf of the Greenspring Income Opportunities Fund (the “Fund”) and Corbyn Investment Management, Inc. (the “Advisor” or “Corbyn”) (the “New Investment Advisory Agreement”). The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (“Independent Trustees”), had requested and received materials to assist it in considering the approval of the New Investment Advisory Agreement, which included materials provided by the Advisor in connection with the Board’s consideration of the renewal of the current investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Existing Investment Advisory Agreement”) at a meeting held on November 19, 2024. The materials provided contained information with respect to the factors enumerated below, including a copy of the New Investment Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the New Investment Advisory Agreement, comparative performance information, due diligence materials provided by the Advisor, including information regarding the Advisor’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the New Investment Advisory Agreement, the new operating expense limitation agreement between the Advisor and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.
The Trustees met with the officers of the Trust and legal counsel to discuss the information provided. They also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the approval of the New Investment Advisory Agreement and the information provided. In the course of their review, the Trustees considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Fund. The Board also considered other matters, including, but not limited to the following: (1) the quality of services provided to the Fund in the past by the Advisor since the Fund’s inception compared to the quality of services expected to be provided to the Fund by the Advisor as the investment advisor going forward; (2) the Fund’s performance; (3) the fact that there are no material differences between the terms of the New Investment Advisory Agreement and the terms of the Existing Investment Advisory Agreement; (4) the fact that the Advisor’s investment team will continue to manage the Fund; (5) the fact that the fee structure under the New Investment Advisory Agreement will be identical to the fee structure under the Existing Investment Advisory Agreement; and (6) other factors deemed relevant as summarized in the following discussion. Below is a summary of the material factors considered by the Board in its deliberations as to whether to approve the New Investment Advisory Agreement and the Board’s conclusions.
Nature, Extent and Quality of Services Provided to the Fund. The Trustees considered the nature, extent, and quality of services provided by the Advisor under the Existing Investment Advisory Agreement and as anticipated under the New Investment Advisory Agreement, including portfolio management, research, trading, and compliance monitoring, as well as the qualifications and experience of personnel at the Advisor who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Advisor’s compliance program. The Board also considered its previous experience with the Advisor providing investment management services to the Fund. The Trustees considered the information provided by the Advisor in response to the due diligence questionnaire and as part of the presentation by the Advisor at the November 19, 2024 meeting. The Trustees concluded that the nature, extent, and quality of services provided to the Fund by the Advisor were appropriate and that the Fund was likely to continue to benefit from the services provided by the Advisor under the New Investment Advisory Agreement.
Investment Performance of the Fund. The Trustees considered the performance of the Fund under the Existing Investment Advisory Agreement for the one-year and three-year periods ended December 31, 2024 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar high yield bond peer group, and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”). The Trustees also considered the Fund’s since-inception performance.
The Trustees noted that the Fund outperformed its benchmarks, the Bloomberg U.S. Aggregate Bond Index and the ICE BofA 1-3 Year BB US Cash Pay High Yield Index, for the one-year and three-year periods ended December 31, 2024, and outperformed the benchmarks for the since-inception period. The Trustees noted that the Fund underperformed the Barrington Cohort average and the Morningstar peer group average for the one-year period and

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GREENSPRING INCOME OPPORTUNITIES FUND
Approval of the Investment Advisory Agreement (Unaudited)(Continued)
outperformed the Barrington Cohort average and the Morningstar peer group average for the three-year period. The Trustees reviewed the Fund’s performance relative to the Advisor’s composites of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor due to differences in the composites’ strategies as compared to the Fund’s strategy.
The Trustees concluded that the performance of the Fund and the Advisor were satisfactory and that the Fund and its shareholders were likely to benefit from the Advisor’s continued management under the New Investment Advisory Agreement.
Advisory Fees and Expenses. The Trustees considered the Fund’s proposed advisory fee rate and expense ratio relative to those of peer funds in the Barrington Cohort. The Trustees noted that the advisory fee rate and anticipated expense ratio under the New Investment Advisory Agreement are the same as they are under the Existing Investment Advisory Agreement. The Trustees considered the Advisor’s commentary in a due diligence response to the Board regarding the Fund’s advisory fee rate. The Trustees noted that the Fund’s contractual management fee of 0.60% was equal to the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional share class was higher than the Barrington Cohort average and lower than the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by the Advisor and the Advisor’s commitment to enter into a new operating expense limitation agreement in connection with the New Investment Advisory Agreement. The Board considered the advisory fees charged to comparable accounts managed by the Advisor, noting the differences in fee structure, regulatory requirements, and servicing requirements.
The Trustees concluded that the Fund’s expenses and the management fee to be paid to the Advisor under the New Investment Advisory Agreement were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by the Advisor.
Costs of Services Provided and Profits Realized by the Advisor. The Trustees considered the Advisor’s financial statements and a profitability analysis prepared by the Advisor based on the fees payable under the Existing Investment Advisory Agreement. The Trustees did not consider the Advisor’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to the Advisor during the period presented.
Economies of Scale. The Trustees compared the Fund’s expenses relative to the Barrington Cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that the Advisor has been waiving fees since the Fund’s inception and will continue to waive expenses under the new operating expense limitation agreement. The Trustees concluded that the Fund’s current fee structure and the fee structure under the New Investment Advisory Agreement represent an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the operating expense limitation agreement that is in place and the new operating expense limitation agreement.
Benefits Derived from the Relationship with the Fund. The Trustees considered the direct and indirect benefits that could be realized by the Advisor from its association with the Fund. The Trustees concluded that other benefits the Advisor may receive as a result of its relationship with the Fund, such as soft dollar trading services and research, appear to be reasonable.
Conclusion(s). In considering the approval of the New Investment Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the New Investment Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

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GREENSPRING INCOME OPPORTUNITIES FUND
NOTICE TO SHAREHOLDERS (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended September 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income, designated as qualified dividend income was as follows:

Greenspring Income Opportunities Fund	0.92%

For Corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended September 30, 2025 was as follows:

Greenspring Income Opportunities Fund	0.92%

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GREENSPRING INCOME OPPORTUNITIES FUND
ADDITIONAL INFORMATION
September 30, 2025 (Unaudited)
Item 7(b). Financial Highlights are included within the financial statements under Item 7(a) above.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
This information is included within Note 9 to the financial statements under Item 7(a) above.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Included above.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Manager Directed Portfolios

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	December 2, 2025

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Frank
Ryan Frank, President/Principal Executive Officer

Date	December 2, 2025

By (Signature and Title)*	/s/ Colton Scarmardo
Colton Scarmardo, Treasurer/Principal Financial Officer

Date	December 2, 2025

* Print the name and title of each signing officer under his or her signature.